LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consists of:

	December 31,
	2016	2015
	(In thousands)
6.375% Senior Notes due June 1, 2024 (the "2016 Senior Notes"); interest payable each June 1 and December 1, which commenced December 1, 2016	$400,000	$—
6.75% Senior Notes due December 15, 2022 (the "2015 Senior Notes"); interest payable each June 15 and December 15, which commenced June 15, 2016	445,172	445,172
Term Loan due November 16, 2022 (a)	350,000	800,000
Total long-term debt	1,195,172	1,245,172
Less: Current maturities of long-term debt	—	40,000
Less: Unamortized original issue discount and original issue premium, net	5,245	11,691
Less: Unamortized debt issuance costs	13,434	16,610
Total long-term debt, net of current maturities	$1,176,493	$1,176,871
______________________

(a)
The Term Loan matures on November 16, 2022; provided that, if any of the 2015 Senior Notes remain outstanding on the date that is 91 days prior to the maturity date of the 2015 Senior Notes, the Term Loan maturity date shall be the date that is 91 days prior to the maturity date of the 2015 Senior Notes.

Schedule of Debt Instrument Redemption
Thereafter, these notes may be redeemed at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on June 1 of the years indicated below:

Year	Percentage
2019	104.781%
2020	103.188%
2021	101.594%
2022 and thereafter	100.000%
Thereafter, the 2015 Senior Notes may be redeemed at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on December 15 of the years indicated below:

Year	Percentage
2017	102.375%
2018	101.583%
2019	100.792%
2020 and thereafter	100.000%

Schedule of Long-term Debt Maturities
Long-term debt maturities:

Years Ending December 31,	(In thousands)
2022	$795,172
2024	400,000
Total	1,195,172
Less: Unamortized original issue discount and original issue premium, net	5,245
Less: Unamortized debt issuance costs	13,434
Total long-term debt, net of current maturities	$1,176,493